Income Tax	12 Months Ended
Dec. 31, 2024
Income tax [Abstract]
Income Tax	Income Tax
Income Tax should be booked using the liability method, recognizing (as credit or debt) the tax effect of temporary differences between the accounting valuation and the tax valuation of assets and liabilities, and its subsequent charge to profit or loss for the year in which its reversion occurs, also considering the possibility of taking advantage of tax losses in the future.
11.1. Current income tax assets
Below is a breakdown of the current income tax assets disclosed in the statement of financial position:

	December 31, 2024	December 31, 2023
Tax advances	45,438,057	349,167
TOTAL	45,438,057	349,167
11.2. Current income tax liabilities
Below is a breakdown of the current income tax liabilities disclosed in the statement of financial position:

	December 31, 2024	December 31, 2023
Income tax provision	17,135,128	426,610,954
Tax advances	(2,573,657)	(7,392,376)
Collections and withholdings	(787,449)	(750,788)
TOTAL	13,774,022	418,467,790
11.3. Deferred income tax
The deferred tax assets and liabilities disclosed in the statement of financial position are as follows:

Account		Changes recognized in		As of December 31, 2024
	As of December 31, 2023	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	66,149,028	(17,353,276)	—	48,795,752	—
Provisions	77,535,032	(21,493,729)	—	56,041,303	—
Loan Commissions	9,897,350	3,029,326	—	12,926,676	—
Expenses capitalized for tax purpose	(36,907,330)	(7,620,053)	—	—	(44,527,383)
Property and equipment	(90,911,885)	9,906,978		—	(81,004,907)
Investments in debt securities and equity instruments	(65,098,000)	48,977,886	1,521,923	—	(14,598,191)
Inflation adjustment (see Note 11.4)	2,776,485	(2,709,258)	—	67,227	—
Tax loss	2,740,908	47,657,466	—	50,398,374	—
Others	113	(61)	—	52	—
Balance	(33,818,299)	60,395,279	1,521,923	168,229,384	(140,130,481)
Offsetting				(140,130,481)	140,130,481
Net				28,098,903	—

Account		Changes recognized in		As of December 31, 2023
	As of December 31, 2022	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	81,141,588	(14,992,560)	—	66,149,028	—
Provisions	85,541,940	(8,006,908)	—	77,535,032	—
Loan Commissions	8,280,148	1,617,202	—	9,897,350	—
Expenses capitalized for tax purpose	(32,811,674)	(4,095,656)	—	—	(36,907,330)
Property and equipment	(88,236,354)	(2,675,531)	—	—	(90,911,885)
Investments in debt securities and equity instruments	(95,215,710)	215,047,801	(184,930,091)	—	(65,098,000)
Inflation adjustment (see Note 11.4)	16,851,957	(14,075,472)	—	2,776,485	—
Tax loss	5,981,492	(3,240,584)	—	2,740,908	—
Others	(234,219)	234,332	—	113	—
Balance	(18,700,832)	169,812,624	(184,930,091)	159,098,916	(192,917,215)
Offsetting				(152,901,796)	152,901,796
Net				6,197,120	(40,015,419)
In the consolidated financial statements, the (current and deferred) income tax assets of a Group entity will not be offset with the (current and deferred) income tax liabilities of another Group entity because they are related to income tax amounts borne by different taxpayers and also because they do not have legal rights before tax authorities to pay or receive any amounts to settle the net position.
11.4. Income tax expense
Below are the main components of the income tax benefit in the consolidated statement of comprehensive income:

	December 31, 2024	December 31, 2023	December 31, 2022
Current Tax	(136,660,084)	(509,675,665)	(62,999,041)
Deferred Tax	60,395,279	169,812,624	80,113,241
Income tax recognized in the consolidated statement of profit or loss	(76,264,805)	(339,863,041)	17,114,200
Income tax recognized in the consolidated statement of comprenhensive income	169,658,849	(184,930,091)	(4,839,879)
Total income tax	93,394,044	(524,793,132)	12,274,321

The Group's effective tax rate calculated on the income tax recognized in the income statement for the fiscal year ended December 31, 2024 and 2023 was 17% and 50%, respectively, and income tax benefit was 5%, for the year ended December 31, 2022.
The income tax benefit for the year ended December 31, 2022 includes the effect of the claim filed before AFIP, as stated under “Inflation adjustment for tax purposes. Fiscal year 2021” of Note 11.6.
The income tax expense for the year ended December 31, 2023 includes receivables for judgments for fiscal years 2013 and 2014, as stated under “Requests for refunds. Fiscal years 2013, 2014 and 2015” of Note 11.6.
Below is a reconciliation between the tax that would result from applying the current tax rate to the result before income tax and the income tax charge recorded in results as of December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022
Profit before income tax	441,080,385	682,307,668	375,932,109
Income tax rate	35%	35%	35%
Income tax using the Bank’s income tax rate	154,378,135	238,807,684	131,576,238
Tax-exempt income	(5,046,526)	(4,035,063)	(1,007,349)
Non-deductible expenses	2,393,524	5,540,479	1,036,102
Other	67,800	(84,226)	(1,473,226)
Net monetary inflation adjustment	690,318,492	911,255,310	411,884,383
Subtotal	842,111,425	1,151,484,184	542,016,148
Inflation adjustment for tax purposes (see Note 11.6)	(773,960,520)	(811,621,143)	(558,520,266)
Other	8,113,900	—	(610,082)
Income tax expense (benefit)	76,264,805	339,863,041	(17,114,200)
Effective tax rate	17%	50%	(5%)

11.5. Income Tax Corporate Rate
Law 27,630, enacted on June 16, 2021 through Decree 387/2021, set forth for fiscal years starting on or after January 1, 2021, a tax rate scale scheme of 25%, 30% and 35% to be progressively applied according to the level of taxable net income accumulated as of each fiscal year end. In these consolidated financial statements, the Entity and its subsidiaries have determined the current income tax using the progressive tax rate that is expected to be applicable to the total expected income for the year, while deferred income tax balances were measured using the progressive tax rate that is expected to be in effect when the temporary differences are reversed.
11.6. Inflation adjustment for tax purposes
Law 27,430 of Tax Reform, as amended by Laws 27,468 and 27,541, sets forth the following as regards the inflation adjustment for tax purposes, effective for fiscal years started on or after January 1, 2018:
i.Such adjustment will be applicable in the tax year in which the percentage variation of the general consumer price index at national level (CPI) exceeds 100% in the thirty-six months prior to the end of the reporting fiscal year;
ii.Regarding the first, second and third fiscal years as from January 1, 2018, the procedure will be applicable in the event that the variation of such index, calculated from the beginning and until the closing of each of those fiscal years, exceeds 55%, 30% and 15% for the first, second and third years of application, respectively;
iii.The effect of the positive or negative inflation adjustment for tax purposes, as the case may be, corresponding to the first, second and third fiscal years started on or after January 1, 2018, is charged one third in that tax period and the remaining two thirds, in equal parts, in the two immediately following tax periods;
iv.The effect of the positive or negative inflation adjustment corresponding to the first and second tax years starting on or after January 1, 2019, is charged one-sixth in the tax year in which the adjustment is determined and the remaining five-sixths in the immediately following tax periods; and
v.For tax years beginning on or after January 1, 2021, 100% of the adjustment may be deducted in the year in which it is determined.
As of December 31, 2024, the parameters established by the income tax law to apply the inflation adjustment for tax purposes were met and the effects arising from the application of such adjustment as provided by law have been included when booking current and deferred income tax.
11.7. Other tax matters
- Inflation adjustment for tax purposes. Fiscal years 2016, 2017 and 2018
On May 10, 2017, May 10, 2018 and May 13, 2019, and based on related case law, the Entity’s Board of Directors approved the filing of actions for declaratory judgment of unconstitutionality of section 39 of Law 24073, section 4 of Law 25,561, section 5 of Decree 214/02 issued by the Argentine Executive, Law 27,468 and any other regulation whereby the inflation adjustment mechanism provided for under Law 20,628, as amended, is considered not applicable due to the confiscatory effect in the specific case, for fiscal years 2016, 2017 and 2018. Consequently, the Entity filed its income tax returns for those fiscal years taking into consideration the effect of those restatement mechanisms.
The net impact of this measure on nominal values was an adjustment to the income tax assessed for the fiscal year ended December 31, 2016 in the amount of 1,185,800 (in nominal values), for fiscal year ended December 31, 2017, in the amount of 1,021,519 (in nominal values), and for fiscal year ended December 31, 2018, in the amount of 3,239,760 (in nominal values).
On June 8, 2020, the Federal Court on Administrative Matters (JCAF 12-23) ruled upon the action for declaratory judgment filed on May 12, 2017, upholding the complaint and thus declaring that the prohibition to apply the inflation adjustment mechanism for the purposes of the income tax return filed by the Bank for fiscal period 2016 is not applicable to the case.
The appeals filed against the judgment were granted on August 6, 2020, and the case was submitted to the Appellate Court for consideration. On December 9, 2020, the Federal Appellate Court on Administrative Matters (Courtroom II) dismissed the appeals, thus confirming the judgment rendered by the court of original jurisdiction. The tax authority Administración Federal de Ingresos Públicos (“AFIP” or the “Tax Authority” or the “National Tax Authority”) filed an extraordinary appeal against the judgment, but then withdrew it through a motion filed on
February 1, 2021. Accordingly, the judgment rendered by the Appellate Court in favor of the Bank’s interests became final.
On June 14, 2021, the Court of First Instance rendered judgment in respect of the action for declaratory judgment of unconstitutionality for fiscal year 2017 in favor of the Bank’s position. After appealing the judgment to the Appellate Court, the Bank filed the basis for the appeal but on September 3, 2021 the tax authority filed a brief withdrawing the appeal filed. Finally, on May 10, 2022, the Appellate Court considered that AFIP had withdrawn its appeal with respect to the judgment on the merits.
On October 5, 2022, the Court of First Instance rendered judgment in respect of the action for declaratory judgment of unconstitutionality for fiscal year 2018 in favor of the Bank’s position. On October 6, 2022, the tax authorities appealed the sentence.
On July 11, 2023, the Bank obtained a favorable judgment from the Contentious Court Administrative and on August 8, 2023, the tax authorities filed an extraordinary appeal.
On September 24, 2024, the Federal Court issued a ruling dismissing the extraordinary appeal filed by AFIP.
Based on the foregoing, as of December 31, 2024, the Entity had no liabilities booked for the items referred to above.
- Requests for refunds. Fiscal year 2019
As concerns fiscal year 2019, the Entity assessed its income tax liability applying the inflation adjustment for tax purposes according to the terms of the Public Emergency Law, which maintains the inflation adjustment mechanism set out under Title VI of the Income Tax Law. Nevertheless, one sixth of the resulting inflation adjustment amount should be recognized during that fiscal year, with the remaining five sixths being computed, in equal parts, over the five immediately following fiscal years. Such deferral has been recognized as a deferred tax asset.
On August 21, 2020, the Bank filed a request for refund at the administrative stage pursuant to the provisions of the first paragraph of section 81 of Law No. 11,683 (as compiled in 1998 and as amended) to recover the amount of 4,528,453 (in nominal values).
Upon no response from the tax authorities, on June 17, 2021 the Entity filed a motion for expedited proceedings and on November 18, 2021 a legal action was filed before National Court on Federal Administrative Matters No. 10 (Court Clerk’s Office No. 24).
Pursuant to the financial reporting framework set forth by the BCRA, the Entity does not book assets in relation to contingent assets derived from the action filed.
- Inflation adjustment for tax purposes. Fiscal year 2020
In relation to fiscal year 2020, the Entity determined the income tax as of December 31, 2020 by applying the inflation adjustment for tax purposes in accordance with the provisions of the Public Emergency Law.
On May 26, 2021, and based on related case law, the Entity’s Board of Directors approved the filing of an action against the AFIP for declaratory judgment of unconstitutionality of section 194 of the Income Tax Law (as compiled in 2019) and/or of such rules that prohibit the full application of the inflation adjustment for tax purposes, on the grounds that they would lead to the assessment of a confiscatory income tax liability for fiscal year 2020; therefore allowing the full application of the mechanism set forth in section 106, paragraphs a) through e), Title VI of the Income Tax Law in that fiscal year.
Consequently, as of December 31, 2021, the Entity accounted for an adjustment in nominal values to the income tax liability assessed for the fiscal year ended December 31, 2020 in the amount of 5,817,000 (113,217,279 in restated values), with the ensuing impact on deferred tax assets by 5,033,000 (decrease) (100,351,307 in restated values) and on the income tax expense of 784,000 (12,865,981 in restated values).
On August 15, 2023, a trial court decision sustaining the claim filed by the Bank was issued. On August 22, 2023, the Bank appealed the decision by which the Bank should bear the costs and requested that they be borne by the losing party. On August 23, 2023, the AFIP appeals the subject matter of the case requesting that the decision be revoked.
On July 1, 2024, the Appellate Court rejected AFIP’s claims regarding the substance of the case and also resolved to impose legal costs according to each party to the case in both instances. The AFIP filed an extraordinary appeal against the decision in favor of the Bank.
- Requests for refunds. Fiscal year 2021
On June 30, 2022, the Bank filed a prior administrative claim before the AFIP in order to obtain the recognition of the corrective tax return in less filed on June 30, 2022 with respect to the Income Tax for the 2021 tax year for 309,000 (in nominal values), on the grounds that the partial application of the correction mechanisms of the inflation adjustment under the provisions of Section 93 of the Income Tax Law is unconstitutional, since it affects the principle of reasonableness, equality, contributive capacity and confiscatory nature.
On June 6, 2023, a prompt resolution was requested. In view of the AFIP's silence, on September 20, 2023, a claim was filed before the Federal Court on Contentious Administrative Matters No. 1, Clerks’ Office No. 1.
- Inflation adjustment for tax purposes. Fiscal year 2022
On June 2, 2023, the Bank filed an unconstitutionality action against the AFIP to obtain a ruling declaring the unconstitutionality of section 93 of Income Tax Law (as revised in 2019) or other regulations preventing the comprehensive application of the tax adjustment for inflation, as it leads to a confiscatory income tax assessment for 2022 and, consequently, allows for the comprehensive adoption of the cost and amortization adjustment method provided for by sections 62 through 66, 71, 87 and 88 of Income Tax Law.The same procedure is being carried out in the Court No. 9.
The case is currently in the evidence production stage.
- Requests for refunds. Fiscal year 2023
On September 13, 2024, the Bank filed an administrative claim with the AFIP requesting that the amending tax return filed on May 13, 2024, in connection with income tax for the 2023 tax year amounting to 2,491,499 (in nominal terms) be recognized. The claim was grounded on the fact that the partial application of the adjustment for inflation mechanisms under section 93, Income Tax Law, is unconstitutional because it affects the fairness, equality, tax-paying capacity and confiscation principles.
- Requests for refunds. Fiscal years 2013, 2014 and 2015
Regarding fiscal years 2013, 2014 and 2015, the Entity assessed income tax without applying the inflation adjustment for tax purposes, consequently a higher tax was paid in the amounts of 264,257, 647,945 and 555,002 for those periods in nominal values, based on grounds similar to those stated in the first paragraph “Inflation Adjustment for Tax Purposes. Fiscal Years 2016, 2017 and 2018”
In the judicial case of the repetition corresponding to the fiscal period 2013, on August 7, 2023, the entity was notified of the judgment issued by the Supreme Court of Justice, by which the extraordinary appeal and the complaint filed by the Treasury were rejected, leaving firm the favorable judgments of the previous instances that recognized the Bank the repetition of 264,257 (in nominal values) for said period plus interest.
Once the presented liquidation was approved and the corresponding procedures were completed, on December 27, 2023, the AFIP deposited in a bank account of the Entity the sum of 1,037,484 (in nominal values), corresponding to 264,257 (in nominal values) in the concept of capital and 773,227 (in nominal values) in the concept of updating capital and interest.
In the judicial case of the repetition corresponding to the fiscal period 2014, on July 12, 2023, the Entity was notified of the judgment issued by the Supreme Court of Justice, by which the extraordinary appeal and the complaint filed by the Treasury were rejected. In this way, the favorable judgments of the previous instances that recognized the Bank the repetition of 647,946 (in nominal values) for said period plus interest until effective payment become final.
Then, on November 19, 2024, the Court approved the liquidation of 647,945 (in nominal values) plus 2,226,229 (in nominal values) corresponding to accrued interest from the filing of the request for repetition until September 23, 2024 (in nominal values) calculated according to the average monthly passive rate published by the BCRA and as of July 17, 2019, the effective monthly rate published by the AFIP applies, in compliance with Resolution MH 598/19, 559/2022 and 3/2024. Without prejudice to the interest that will continue to accrue until the payment date.
As a result of the abovementioned favorable decisions by the Argentine Supreme Court of Justice and the collection of one of such cases, the Bank booked a receivable of 2,898,298 restated as of December 31, 2024.
In turn, on April 4, 2017, a request for refund was filed in relation to the higher amount of tax paid for fiscal year 2015. Likewise, on December 29, 2017, the related judicial action was filed for this fiscal year.
On June 28, 2022, the Federal Appellate Court on Administrative Matters (Courtroom VII) rendered judgment in favor of the Bank as regards the recovery of the income tax for tax period 2015 and AFIP appealed such judgment.
On October 25, 2023, the Appellate Court rendered favorable judgment in the case relating to the request for refund of the Income Tax due to the application of the tax inflation adjustment in 2015, confirming the first instance judgment.
The AFIP and the Entity filed extraordinary appeals.

On October 25, 2024, through Presidential Decree No. 953/2024, the Federal Executive established that the AFIP be dissolved and the ARCA (Revenue and Customs Control Agency) be created.